CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of operations (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Condensed statements of operations
Income (Loss) from operations	₽ 13,236	$ 188.2	₽ (13,277)	₽ 15,671
Gain on restructuring of convertible debt	(9,305)	(132.3)
Other Nonoperating Income (Expense)	9,359	133.1	(1,217)	2,321
Income/(loss) before income tax expense	70,349	1,000.2	(7,223)	36,543
Provision for income taxes	22,734	323.2	7,430	13,193
Net income/(loss)	39,465	561.1	(14,669)	₽ 24,713
Parent Company
Condensed statements of operations
Income (Loss) from operations	(996)	(14.1)	(1,374)
Gain on restructuring of convertible debt	9,305	132.3
Other Nonoperating Income (Expense)	9,284	132.0	4,572
Share in result of consolidated subsidiaries after tax	22,368	318.0	(18,029)
Income/(loss) before income tax expense	39,961	568.2	(14,831)
Provision for income taxes	(496)	(7.1)	162
Net income/(loss)	₽ 39,465	$ 561.1	₽ (14,669)